Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500
Note 6 Reconciliation of Financial Statements to Form 5500
A reconciliation between the financial statements and Form 5500 as of December 31, 2025 and 2024 is as follows:

(Dollars in thousands)	2025	2024
Total net assets per Form 5500, Schedule H	$1,589,076	$1,779,890
Deemed distributions of notes receivable from participants	70	6
Net Assets Available for Benefits Per Financial Statements	$1,589,146	$1,779,896

Change in net assets per Form 5500, Schedule H	$(190,814)
Change in deemed distributions of notes receivable from participants	64
Changes in Net Assets Available for Benefits Per Financial Statements	$(190,750)